Taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Movement asset, beginning	R$ 2,665,864	R$ 3,484,616
Monetary variation	144,444	256,492
Offsetting with taxes payable	(1,087,281)	(1,075,244)
Movement asset, ending	1,723,027	R$ 2,665,864
Movement asset current	804,084
Movement asset noncurrent	R$ 918,943